Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”), we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our named executive officers (“NEOs”).

Year	Summary Compensation Table Total for PEO (George Ng) ($)	Compensation Actually Paid to PEO (George Ng) ($)(a)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)	Value of Initial Fixed $100 Investment Based on the Total Shareholder Return of the Company ($)(d)	Net Income (Loss) ($ in thousands)(e)
2025	673,303	565,067	530,986	483,683	2	(13,564)
2024	521,033	288,393	286,239	268,038	13	(11,850)
2023	472,849	428,849	321,702	225,343	100	(11,122)

(a)	Compensation actually paid (“CAP”) reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO.
George Ng:

Year	2023	2024	2025
SCT Total Compensation ($)	472,849	521,033	673,303
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(312,000)	—	(199,373)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	268,000	—	115,047
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—	(180,930)	(3,364)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	—	(51,710)	(20,546)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	428,849	288,393	565,067

(b)	The average figures shown include Russell Skibsted and Sian Bigora.
(c)
Compensation actually paid (CAP) to our Non-PEO NEOs reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Year	2023	2024	2025
Non-PEO NEOs	See column (c) note above	See column (c) note above	See column (c) note above
SCT Total Compensation ($)	321,702	286,239	530,986
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(136,837)	(31,742)	(79,495)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	41,708	15,261	45,839
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(596)	(298)	(3,287)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	759	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(634)	(2,181)	(10,360)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	225,343	268,038	483,683

(d)	Total shareholder return is determined on the value of an initial fixed investment of $100 in our common stock as of January 1, 2023.
(e)	Reflects “Net Income” in the company’s audited financial statement included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2024 and 2025.

Named Executive Officers, Footnote
(b)	The average figures shown include Russell Skibsted and Sian Bigora.

PEO Total Compensation Amount	$ 673,303	$ 521,033	$ 472,849
PEO Actually Paid Compensation Amount	$ 565,067	288,393	428,849
Adjustment To PEO Compensation, Footnote
(a)	Compensation actually paid (“CAP”) reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO.
George Ng:

Year	2023	2024	2025
SCT Total Compensation ($)	472,849	521,033	673,303
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(312,000)	—	(199,373)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	268,000	—	115,047
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—	(180,930)	(3,364)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	—	(51,710)	(20,546)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	428,849	288,393	565,067

Non-PEO NEO Average Total Compensation Amount	$ 530,986	286,239	321,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 483,683	268,038	225,343
Adjustment to Non-PEO NEO Compensation Footnote
(c)
Compensation actually paid (CAP) to our Non-PEO NEOs reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Year	2023	2024	2025
Non-PEO NEOs	See column (c) note above	See column (c) note above	See column (c) note above
SCT Total Compensation ($)	321,702	286,239	530,986
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(136,837)	(31,742)	(79,495)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	41,708	15,261	45,839
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(596)	(298)	(3,287)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	759	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(634)	(2,181)	(10,360)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Compensation Actually Paid ($)	225,343	268,038	483,683

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2	13	100
Net Income (Loss)	$ (13,564,000)	$ (11,850,000)	$ (11,122,000)
PEO Name	George Ng	George Ng	George Ng
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,373)	0	(312,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,047	0	268,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,364)	(180,930)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,546)	(51,710)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,495)	(31,742)	(136,837)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,839	15,261	41,708
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,287)	(298)	(596)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	759	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,360)	(2,181)	(634)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0